Loans, borrowings and cash and cash equivalents - Reconciliation of debt to cash flows arising from financing activities (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Loans, borrowings, cash and cash equivalents and short-term investments
Loans and borrowings at beginning of the period			$ 13,056
Additions		$ 300	5,000	$ 2,142
Repayments	$ (116)	$ (1,636)	(491)	$ (1,852)
Interest paid			(412)
Cash flow from financing activities			4,097
Effect of exchange rate			(619)
Interest accretion			369
Non-cash changes			(250)
Loans and borrowings at end of the period	$ 16,903		$ 16,903